Repurchase Reserve Liability (Tables)	12 Months Ended
Dec. 31, 2016
Repurchase Reserve Liability [Abstract]
Schedule of repurchase reserve liability
(in thousands)	2016	2015	2014
Balance at beginning of year	$160	$160	$160
Provision for repurchase liability	2	40	0
Reimbursement of expenses	(2)	(40)	0
Balance at end of year	$160	$160	$160